Acquisitions - Kroondal assets/liabilities & Gain (Details) - ZAR (R)		2 Months Ended	12 Months Ended
	Nov. 01, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Right-of-use asset		R 297,000,000	R 297,000,000	R 109,000,000	R 0
Cash and cash equivalents		25,560,000,000	25,560,000,000	26,076,000,000	30,292,000,000	R 20,240,000,000
Gain on acquisition
Gain on acquisition		(898,000,000)	(898,000,000)	R 0	R 0
Kroondal Mine
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	R 1,027,000,000
Right-of-use asset	2,000,000
Environmental rehabilitation obligation funds	260,000,000
Inventories	97,000,000
Trade and other receivables	1,731,000,000
Cash and cash equivalents	489,000,000
Environmental rehabilitation obligation and other provisions	(818,000,000)
Deferred tax liabilities	(142,000,000)
Other payables	(23,000,000)
Cash-settled share-based payment obligations	(15,000,000)
Trade and other payables	(509,000,000)
Cash and cash equivalents	489,000,000
Kroondal Mine
Disclosure of detailed information about business combination [line items]
Property, plant and equipment	2,093,000,000
Right-of-use asset	4,000,000
Environmental rehabilitation obligation funds	287,000,000
Inventories	194,000,000
Trade and other receivables	3,462,000,000
Cash and cash equivalents	920,000,000
Environmental rehabilitation obligation and other provisions	(873,000,000)
Deferred tax liabilities	(348,000,000)
Other payables	(5,000,000)
Cash-settled share-based payment obligations	(31,000,000)
Trade and other payables	(1,018,000,000)
Fair value of identifiable net assets acquired	4,685,000,000
Net cash acquired	431,000,000	431,000,000	431,000,000
Cash consideration	1	0	R 0
Gain on acquisition
Total consideration	3,787,000,000
Fair value of identifiable net assets acquired	4,685,000,000
Gain on acquisition	R (898,000,000)	R (898,000,000)